Label	Element	Value
Sibanye2017 Share Plan [Member]
Disclosure of share-based payment arrangement, percentile on peer group [table text block]	sbsw_DisclosureOfShareBasedPaymentArrangementPercentileOnPeerGroupTableTextBlock

TSR element of performance conditions Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Burnstone Debt [Member]
Disclosure of detailed information about borrowings [text block]	ifrs-full_DisclosureOfDetailedInformationAboutBorrowingsExplanatory

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at LIBOR
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014
A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the Wits Gold Loan and the balance of 50% to repay A2.

A3 and A4: On settlement of A2, 90% of Burnstone’s free cash flow will be used to repay the Wits Gold Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the Wits Gold Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:
The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property. Wits Gold has ceded and pledged its shares in K2013 (a dormant entity) and K2013 has ceded and pledged it shares in SGEO in favour of the lenders of the Burnstone Debt.